Description of business and organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of assets derecognized
Pursuant to the Restructuring, the following assets of Hubei ECARX were derecognized by the Group:

RMB
Assets
Cash	20,000
Long-term investments	211,908
Property and equipment, net	34,873
Intangible assets, net	1,094

Schedule of assets and liabilities, consolidated revenues, net loss and cash flow information information of the VIE's
The following consolidated revenues, net income and cash flow information for the period between January 1, 2022 and the completion of the Restructuring, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company and its subsidiaries, prior to the Restructuring, have been eliminated upon consolidation.

From January 1, 2022 to the completion of the Restructuring
RMB
Revenues (i)	936,520
Net income (ii)	2,793,301
Net cash provided by operating activities (iii)	224,031
Net cash provided by investing activities	165,672
Net cash used in financing activities (iv)	(1,055,000)
Net decrease in cash and restricted cash	(665,297)
Cash and restricted cash at the beginning of the period	665,297
Cash and restricted cash at the end of the period	—
___________________________
(i)From January 1, 2022 to the completion of the Restructuring, revenues include RMB265,452 from the Company and its subsidiaries, which are eliminated upon consolidation.
(ii)From January 1, 2022 to the completion of the Restructuring, net income includes RMB2,981,707 from the Company and its subsidiaries, which are eliminated upon consolidation.
(iii)From January 1, 2022 to the completion of the Restructuring, net cash provided by operating activities includes RMB228,428 generated from the Company and its subsidiaries which are eliminated upon consolidation.
(iv)From January 1, 2022 to the completion of the Restructuring, net cash used in financing activities includes RMB157,000 provided by the Company and its subsidiaries which are eliminated upon consolidation.
The following table summarizes the results of operations* and net assets of HF EU consolidated in the Group’s consolidated financial statements. The amounts are after eliminating transactions between the Group and HF EU.

As of December 31,
2023
RMB
Assets
Current assets	39,580
Total assets	39,580

Liabilities
Current liabilities	36,749
Total liabilities	36,749

Year ended December 31,
2023
RMB
Revenue	33,527
Cost of revenues	(30,849)
Gross profit	2,678

Loss from operations	(28)
Loss before income taxes	(314)
Net loss	(314)